091-06437

For Internal Use Only
Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 11 2009
DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10045048

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: Vice President, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: August 10, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 11 2009

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON AUGUST 5, 2009

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
CSM	Trust	Investment company units	Credit Suisse 130/30 Large-Cap Index	Various U.S. markets	Broad
DMM	Trust	Trust issued receipt	S&P/Case-Shiller Composite-10 Home Price Index	Various U.S. markets	Broad
DRN	Trust	Investment company units	MSCI US REIT Index	Various U.S. markets	Broad
DRV	Trust	Investment company units	MSCI US REIT Index	Various U.S. markets	Broad
SIVR	Trust	Commodity-linked securities	London Fix Price of Silver Bullion	Various U.K. Banks	Narrow
UMM	Trust	Trust issued receipt	S&P/Case-Shiller Composite-10 Home Price Index	Various U.S. markets	Broad